Eaton Vance

Minnesota Municipal Income Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 95.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Minnesota Public Facilities Authority, (Revolving Fund):
5.00%, 3/1/29	$1,000	$1,209,250
5.00%, 3/1/30	1,000	1,207,130

		$2,416,380

Education — 16.8%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/29	$2,250	$2,766,667
5.00%, 3/1/31	1,000	1,229,910
5.00%, 3/1/34	500	610,590
Minnesota Higher Education Facilities Authority, (College of Saint Benedict):
4.00%, 3/1/36	400	437,400
5.00%, 3/1/37	1,500	1,687,275
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	2,042,270
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	671,192
Minnesota Higher Education Facilities Authority, (Macalester College):
4.00%, 3/1/26	115	133,662
4.00%, 3/1/27	125	148,293
4.00%, 3/1/28	100	120,524
4.00%, 3/1/29	100	122,276
5.00%, 3/1/27	500	582,095
5.00%, 3/1/28	1,010	1,174,317
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	611,055
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	570,740
4.00%, 10/1/46	1,500	1,778,775
5.00%, 12/1/29	1,815	2,149,632
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	910	1,083,883
4.00%, 10/1/36	500	571,305
4.00%, 10/1/37	500	570,000
5.00%, 10/1/30	650	803,861
5.00%, 10/1/34	250	318,855
5.00%, 4/1/35	750	879,030
Minnesota State Colleges and Universities:
5.00%, 10/1/26	1,535	1,881,511
5.00%, 10/1/28	1,375	1,400,946
5.00%, 10/1/30	1,455	1,481,787
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy):
5.00%, 9/1/40	1,000	1,202,150
5.00%, 9/1/43	1,000	1,192,080

Security	Principal Amount (000’s omitted)	Value
University of Minnesota:
5.00%, 4/1/27	$500	$607,510
5.00%, 8/1/27	625	742,037
5.00%, 4/1/41	2,000	2,390,360

		$31,961,988

Electric Utilities — 6.9%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,164,281
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	550	653,334
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	375,648
Minnesota Municipal Power Agency:
5.00%, 10/1/33	250	286,965
5.00%, 10/1/34	250	286,693
5.00%, 10/1/35	200	229,062
Northern Municipal Power Agency, MN:
5.00%, 1/1/30	460	550,353
5.00%, 1/1/31	670	792,496
5.00%, 1/1/41	240	279,722
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/29	700	861,896
5.00%, 12/1/30	700	860,608
5.00%, 12/1/42	820	985,796
St. Paul Port Authority, MN, District Energy Revenue:
4.00%, 10/1/42	1,250	1,389,263
(AMT), 4.00%, 10/1/40	1,000	1,101,260
Western Minnesota Municipal Power Agency:
5.00%, 1/1/34	1,000	1,188,350
5.00%, 1/1/36	900	1,065,897

		$13,071,624

Escrowed/Prerefunded — 1.2%
Minnesota Higher Education Facilities Authority, (St. Catherine University):
Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$299,096
Prerefunded to 10/1/22, 5.00%, 10/1/27	310	331,142
Prerefunded to 10/1/22, 5.00%, 10/1/32	560	598,192
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,127,760

		$2,356,190

General Obligations — 42.3%
Andover, MN, 4.00%, 2/1/30	$795	$944,452
Anoka-Hennepin Independent School District No. 11, MN:
5.00%, 2/1/27	1,000	1,246,270
5.00%, 2/1/28	1,040	1,287,738
Brainerd Independent School District No. 181, MN, 5.00%, 2/1/25	575	674,521
Brooklyn Center, MN, 4.00%, 2/1/30	1,060	1,253,980
Buffalo-Hanover-Montrose Independent School District No. 877, MN, 4.00%, 2/1/24	2,000	2,055,860
Burnsville, MN:
3.00%, 12/20/32	620	707,457
4.00%, 12/20/31	640	804,640

Security	Principal Amount (000’s omitted)	Value
Centennial Independent School District No. 12, MN, Circle Pines:
0.00%, 2/1/28	$1,000	$872,400
0.00%, 2/1/35	350	221,435
Chaska Independent School District No. 112, MN, 4.00%, 2/1/23	2,000	2,055,380
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,330,700
Dilworth-Glyndon-Felton Independent School District No. 2164, MN, 4.00%, 2/1/27	730	843,026
Duluth, MN:
5.00%, 2/1/34	1,000	1,192,720
Series 2016A, 5.00%, 2/1/31	1,000	1,197,350
Series 2019C, 5.00%, 2/1/31	500	640,935
Eden Prairie Independent School District No. 272, MN, 5.00%, 2/1/30	1,000	1,253,540
Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	2,021,402
Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,168,480
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	867,294
Hennepin County, MN:
5.00%, 12/1/35	2,000	2,462,560
5.00%, 12/15/36	500	637,655
Hopkins Independent School District No. 270, MN, 4.00%, 2/1/25	1,250	1,329,350
Lakeville, MN, 3.00%, 2/1/31	595	676,331
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,167,380
Mankato Area Public Schools Independent School District No. 77, MN, 4.00%, 2/1/38	640	747,462
Maple Grove, MN, 4.00%, 2/1/29	520	635,970
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/38	1,315	1,580,065
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/33	1,500	1,809,315
5.00%, 2/1/32	1,500	1,885,440
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/30	1,000	1,198,250
5.00%, 12/1/24(1)	2,000	2,336,060
5.00%, 3/1/28	2,500	3,118,450
Minnesota:
5.00%, 8/1/32	2,000	2,373,620
5.00%, 8/1/34	500	641,920
5.00%, 10/1/34	1,000	1,253,260
5.00%, 8/1/37	1,250	1,622,812
5.00%, 8/1/39	2,000	2,636,700
Prerefunded to 10/1/21, 5.00%, 10/1/27	30	30,590
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	2,050	2,412,009
5.00%, 2/1/33	1,000	1,240,810
Plymouth, MN, 4.00%, 2/1/30	390	477,957
Rochester Independent School District No. 535, MN:
4.00%, 2/1/23	2,375	2,532,249
4.00%, 2/1/26	1,160	1,349,718
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:
4.00%, 2/1/28	2,000	2,301,940
5.00%, 2/1/27	1,000	1,206,690
Russell-Tyler-Ruthton Independent School District No. 2902, MN, 5.00%, 2/1/27	1,400	1,742,986
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,036,098
0.00%, 2/1/37	1,500	941,880

Security	Principal Amount (000’s omitted)	Value
Scott County, MN, 4.00%, 12/1/34	$2,000	$2,379,540
Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,233,165
St. Louis Park Independent School District No. 283, MN:
4.00%, 2/1/31	2,000	2,300,260
5.00%, 2/1/29	845	1,073,708
St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,185,220
St. Paul, MN, 5.00%, 12/1/27	750	936,000
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,812,778
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	725,330
Worthington Independent School District No. 518, MN, 4.00%, 2/1/31	730	831,915

		$80,503,023

Hospital — 8.9%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,207,480
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	1,009,766
5.00%, 5/1/31	500	590,295
5.00%, 5/1/32	500	587,235
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System):
5.00%, 11/15/27	750	949,148
5.00%, 11/15/29	915	1,121,799
Minneapolis, MN, (Fairview Health Services):
5.00%, 11/15/28	225	265,844
(LOC: Wells Fargo Bank, N.A.), 0.04%, 11/15/48(2)	1,650	1,650,000
St. Cloud, MN, (CentraCare Health System):
5.00%, 5/1/46	2,650	3,077,259
5.125%, 5/1/30	65	65,199
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):
5.00%, 11/15/31	1,000	1,225,140
5.00%, 11/15/34	500	607,980
5.00%, 11/15/47	500	591,630
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	500	582,810
5.00%, 7/1/30	1,000	1,164,290
5.00%, 7/1/32	1,995	2,317,452

		$17,013,327

Housing — 2.4%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$990	$996,841
4.00%, 8/1/42	1,815	2,162,736
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	810	843,072
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	495	520,537

		$4,523,186

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 5.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,287,103
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,718,480

		$10,005,583

Insured-Hospital — 1.2%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$2,348,480

		$2,348,480

Lease Revenue/Certificates of Participation — 2.3%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$1,116,030
Minnesota, 5.00%, 6/1/29	1,335	1,463,707
St. Paul Independent School District No. 625, MN, 5.00%, 2/1/27	1,500	1,867,485

		$4,447,222

Other Revenue — 1.2%
Center City, MN, (Hazelden Betty Ford Foundation):
4.00%, 11/1/28	$825	$900,125
4.00%, 11/1/34	500	572,615
5.00%, 11/1/27	400	451,720
5.00%, 11/1/29	300	336,378

		$2,260,838

Senior Living/Life Care — 2.7%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,052,070
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,747,056
4.00%, 10/1/26	1,680	1,829,134
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	443,639

		$5,071,899

Transportation — 3.4%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/27	$1,000	$1,237,130
5.00%, 1/1/35	1,000	1,111,050
(AMT), 5.00%, 1/1/25	1,000	1,120,060
(AMT), 5.00%, 1/1/28	1,250	1,566,500
(AMT), 5.00%, 1/1/33	1,200	1,507,932

		$6,542,672

Total Tax-Exempt Municipal Obligations — 95.9% (identified cost $171,580,942)		$182,522,412

Other Assets, Less Liabilities — 4.1%		$7,791,804

Net Assets — 100.0%		$190,314,216

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 5.5% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$182,522,412	$—	$182,522,412
Total Investments	$—	$182,522,412	$—	$182,522,412

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.